Income Taxes - Principal Components of Deferred Income Tax Asset and Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)
Deferred tax assets:
Accrued expenses	¥ 26,271	$ 4,122	¥ 2,040
Tax loss carry forward	489,179	76,763	222,615
Unrealized other loss	4,895	768	5,150
Provision for impairment of investments	39,300	6,167	39,389
Provision for allowance of credit losses	45,750	7,179	15,412
Others	2,323	365	262
Gross deferred tax assets	607,718	95,364	284,868
Valuation allowance	(271,813)	(42,653)	(60,628)	¥ (56,653)	¥ (15,651)
Net deferred tax assets	335,905	52,711	224,240
Deferred tax liabilities:
Unrealized investment income	42,276	6,634	45,881
Acquired deferred tax liabilities (Note 7)	191,858	30,107
Net deferred tax liabilities (after offsetting)	¥ 234,134	$ 36,741	¥ 45,881